Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our Chief Executive Officer or principal executive officer (“PEO”) and Named Executive Officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years ended on December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020. For further information on the Company’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Executive Compensation - Compensation Discussion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total for PEO	Compensa- tion Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (000’s)	Modified Free Cash Flow per Share (Non-GAAP)
					Total Shareholder Return	Peer Group Total Shareholder Return
	(1)(2)	(1)(2)	(1)(3)	(1)(3)	(4)	(4)	(5)	(6)
2023	$4,333,805	$10,918,980	$1,646,261	$2,393,628	$156.50	$140.49	$728,642	$9.18
2022	$5,058,869	$9,484,571	$1,171,608	$1,165,709	$100.04	$127.97	$364,189	$8.70
2021	$3,542,686	$4,403,028	$1,151,037	$1,358,857	$70.96	$109.85	$(81,297)	$0.38
2020	$2,057,996	$(804,782)	$943,465	$251,535	$60.15	$88.27	$(409,086)	$(4.69)

(1)	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2023	Mr. Pate	Messrs. Monteleone, Creamer, Flores, Hollis, and Yates
2020 – 2022	Mr. Pate	Messrs. Monteleone, Creamer, and Yates, and Joseph Israel, J. Matthew Vaughn, and Eric Wright

(2)	Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for each applicable year.
(3)	Amounts reflect the total compensation for our NEO, as reported in the Summary Compensation Table for each applicable year.

PEO Total Compensation Amount	$ 4,333,805	$ 5,058,869	$ 3,542,686	$ 2,057,996
PEO Actually Paid Compensation Amount	$ 10,918,980	9,484,571	4,403,028	(804,782)
Adjustment To PEO Compensation, Footnote
Summary Compensation Table Total for PEO

		Less:	Add:	Add:	Add:	Less:
Year	Summary Compensation Table total for PEO	Grant Date Fair Value of Equity Awards*	Fair Value of Equity Awards Granted in the Fiscal Year**	Year over Year Change in Fair Value of Equity Awards Vested in the Fiscal Year***	Year over Year Change in Fair Value of Unvested Equity Awards Vested**	Fair Value of Equity Awards Failing to Meet Vesting Conditions****	Compensation Actually Paid for PEO
2023	$4,333,805	$1,837,523	$2,432,789	$790,193	$5,199,716	$—	$10,918,980
2022	$5,058,869	$3,302,299	$6,263,376	$(240,972)	$1,705,597	$—	$9,484,571
2021	$3,542,686	$2,385,201	$2,429,860	$346,696	$468,987	$—	$4,403,028
2020	$2,057,996	$1,291,985	$981,477	$(1,281,483)	$(1,270,787)	$—	$(804,782)

*Sum of Stock Awards and Option Awards from Summary Compensation Table.

** Fair value calculated as of the year end.

*** Fair value calculated as of the vesting date.

**** Fair value at the end of the prior year.

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Non-PEO NEO Average Total Compensation Amount	$ 1,646,261	1,171,608	1,151,037	943,465
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,393,628	1,165,709	1,358,857	251,535
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table Total for NEOs (other than PEO)

		Less:	Add:	Add:	Add:	Less:
Year	Summary Compensation Table total for NEOs (other than PEO)	Grant Date Fair Value of Equity Awards*	Fair Value of Equity Awards Granted in the Fiscal Year**	Year over Year Change in Fair Value of Equity Awards Vested in the Fiscal Year***	Year over Year Change in Fair Value of Unvested Equity Awards Vested**	Fair Value of Equity Awards Failing to Meet Vesting Conditions****	Compensation Actually Paid for NEOs (other than PEO)
2023	$1,646,261	$597,006	$663,287	$279,365	$401,721	$—	$2,393,628
2022	$1,171,608	$357,281	$413,789	$(96,042)	$209,655	$176,020	$1,165,709
2021	$1,151,037	$647,449	$630,706	$107,416	$138,472	$21,326	$1,358,857
2020	$943,465	$422,414	$318,935	$(194,725)	$(393,726)	$—	$251,535

* Sum of Stock Awards and Option Awards from Summary Compensation Table.

** Fair value calculated as of the year end.

*** Fair value calculated as of the vesting date.

**** Fair value at the end of the prior year.

(4)

The Company’s Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group used to determine the Company’s Peer Group TSR for each applicable fiscal year is our peer group as disclosed in this proxy statement. See the “Customized Peer Group” section of this proxy statement for an explanation of the change to the Company’s Peer Group.  The following table sets forth information regarding the Company’s current Peer Group TSR and the Company’s prior Peer Group TSR for the fiscal years ended December 31, 2023, 2022, 2021, and 2020.

Compensation Actually Paid vs. Total Shareholder Return

Discussion and Analysis

In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between information presented in the Pay versus Performance Table.

1.	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

The following graph illustrates the trend in “compensation actually paid” over the four years compared to our TSR performance, as well TSR relative to our peer group. This illustrates that compensation moved in alignment with our TSR performance in 2021, 2022, and 2023. Our change in TSR performance was greater than our peer groups change in TSR performance from 2022 to 2023.

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2.	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Net Income (Loss)

Compensation Actually Paid vs. Net Income

The graph below illustrates the trend in “compensation actually paid” over the four years to our GAAP Net Income (Loss). This illustrates that from 2021 to 2023 compensation moved in alignment with net income, increasing as net income increased.

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3.	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Non-GAAP Modified Free Cash Flow per Share

Compensation Actually Paid vs. Company Selected Measure

The graph below illustrates the trend in “compensation actually paid” over the four years to our Modified Free Cash Flow per share (non-GAAP).  The definition of Modified Free Cash Flow set forth above in this proxy statement is divided by the number of Company common shares during the applicable period to determine Modified Free Cash Flow per share. This illustrates that from 2021 to 2023 compensation increased and moved in alignment with Modified Free Cash Flow per share as it increased.

Tabular List, Table

Performance Measures for Determining Executive Compensation

As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the performance measures that are considered the most important by the Company in determining executive compensation for the 2023 performance year. The performance measures included in this table are not ranked by relative importance.

Most Important 2023 Performance Measures for Determining Executive Compensation
Financial Measures
Modified Free Cash Flow per Share (non-GAAP)
Adjusted EBITDA (non-GAAP)
Non-Financial Measures
Safety
Core Values
Closing and Integrating the Billings Refinery
Other Strategic Initiatives

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Grants of Plan-Based Awards in 2023 Table. The following table sets forth certain information with respect to possible payouts to the Named Executive Officers under our Annual Incentive Plan and each grant of an award made to the Named Executive Officers in 2023 under the 2012 Long-Term Incentive Plan:

Total Shareholder Return Amount	$ 156.5	100.04	70.96	60.15
Peer Group Total Shareholder Return Amount	140.49	127.97	109.85	88.27
Net Income (Loss)	$ 728,642,000	$ 364,189,000	$ (81,297,000)	$ (409,086,000)
Company Selected Measure Amount	9.18	8.7	0.38	(4.69)
Measure:: 1
Pay vs Performance Disclosure
Name	Modified Free Cash Flow per Share (non-GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Safety
Measure:: 4
Pay vs Performance Disclosure
Name	Core Values
Measure:: 5
Pay vs Performance Disclosure
Name	Closing and Integrating the Billings Refinery
Measure:: 6
Pay vs Performance Disclosure
Name	Other Strategic Initiatives
PEO Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,837,523	$ 3,302,299	$ 2,385,201	$ 1,291,985
PEO Fair Value of Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,432,789	6,263,376	2,429,860	981,477
PEO Year Over Year Change In Fair Value of Equity Awards Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	790,193	(240,972)	346,696	(1,281,483)
PEO Year Over Year Change In Fair Value Of Unvested Equity Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,199,716	1,705,597	468,987	(1,270,787)
PEO Fair Value Of Equity Awards Failing To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	597,006	357,281	647,449	422,414
NEO Fair Value Of Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	663,287
NEO Year Over Year Change In Fair Value Of Equity Awards Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,365	(96,042)	107,416	(194,725)
NEO Year Over Year Change In Fair Value Of Unvested Equity Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	401,721	209,655	138,472	(393,726)
NEO Fair Value Of Equity Awards Failing To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	176,020	21,326	0
NEO Fair Value Of Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 413,789	$ 630,706	$ 318,935